Other Current Assets-Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Probable loss USD ($)	Dec. 31, 2012 Probable loss CNY	Dec. 31, 2011 Probable loss CNY	Dec. 31, 2011 Export CNY	Dec. 31, 2011 Advances to suppliers CNY
Other Assets, Current [Line Items]
VAT recoverable	$ 26,034,000	162,195,000	282,560,000				57,021,000
Other receivables - net	3,220,000	20,064,000	128,115,000					104,505,000
Provision for receivable	$ 8,033,000	50,048,000	54,456,000	$ 8,033,258	50,048,000	54,456,000